Research And Development, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expense [Abstract]
Total expenses	$ 501,777	$ 447,852	$ 428,198
Less - grants and participations	(66,127)	(52,765)	(68,453)
Research and development, net	$ 435,650	$ 395,087	$ 359,745